Jul. 31, 2020

VOYA FUNDS TRUST

Voya Floating Rate Fund

(the "Fund")

Supplement dated August 3, 2020

to the Fund's Class A, Class C, Class I, Class P, Class R, Class T,

and Class W shares Prospectus and Class P3 shares Prospectus

(each a "Prospectus" and collectively the "Prospectuses"),

each dated July 31, 2020

Effective immediately, the Fund's Prospectuses are revised as follows:

The section entitled "Portfolio Turnover" in the summary section of the Fund's Prospectuses is deleted and replaced with the following:

Portfolio Turnover

The Fund pays transaction costs, such as assignment fees and commissions, when it buys and sells (or "turns over") assets in its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 52% of the average value of its portfolio.